UNITED STATES
                 SECURITIES AND EXCHANGE COMMISSION
                      Washington, D.C. 20549

                             FORM N-PX

	ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED
      	      MANAGEMENT INVESTMENT COMPANY

Investment Company Act File number 811-05240_____________________

		 SELECTED CAPITAL PRESERVATION TRUST
________________________________________________________________
       (Exact name of registrant as specified in charter)

SELECTED CAPITAL PRESERVATION TRUST
2949 East Elvira Road, Suite 101
Tucson, Arizona 85706
_________________________________________________________________
(Address of principal executive offices)			(Zip code)

Registrant's telephone number, including area code: (520) 806-7600

Date of fiscal year end:  December 31____________

Date of reporting period: 07/01/2003-06/30/2004_


				SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly casued this report to be signed on its behalf by the undersigned, thereunto duly authorized.

SELECTED CAPITAL PRESERVATION TRUST
____________________________________________________________________
                         (Registrant)

Name:      Sharra Reed
Title:     Chief Compliance Officer
Phone:     (520)806-7600
Signature, Place, and Date of Signing:
Sharra Reed    Tucson, AZ    October 27, 2004
____________________________________________________________________
                      By (Signature and Title)



******************************* FORM N-Px REPORT *******************************

ICA File Number: 811-05240
Reporting Period: 07/01/2003 - 06/30/2004
SELECTED CAPITAL PRESERVATION TRUST






============================ SELECTED DAILY GOVERNMENT FUND===================

The Fund held no securities entitled to vote at a meeting of shareholders during the reporting period.



============================ SELECTED U.S.GOVERNMENT INCOME FUND==============



The Fund held no securities entitled to vote at a meeting of shareholders during the reporting period.